Deutsche Investment Management Americas Inc.
                                  Two International Place
                                  Boston, MA  02110

                                  May 6, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE: Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of Scudder Variable Series II (the "Fund") (Reg. Nos. 33-11802 and 811-5002)

Ladies and Gentlemen:

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Trust, pursuant to Rule 497(c), upon the effectiveness of Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on May 1, 2003.

         Comments or questions concerning this certificate may be directed to the undersigned at (617) 295-2557.


                                   Very truly yours,

                                   /s/ Dennis P. Gallagher
                                   Dennis P. Gallagher, Esq.
                                   Vice President
                                   Deutsche Investment Management Americas Inc.



cc:      Stephanie Grauerholz-Lofton, Esq., Vedder, Price, Kaurman & Kammholz